Derivatives, Net Gains (Losses) in Income related to Derivatives Not Designated as Hedging Instruments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains recognized related to derivatives not designated as hedging instruments	$ 5,414	$ 5,418
Customer accommodation trading and other free standing derivatives [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (Loss) on Derivative Instruments	5,278	3,900
Free standing derivatives (economic hedges) [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (Loss) on Derivative Instruments	136	1,518
Foreign Exchange Contract [Member] | Customer accommodation trading and other free standing derivatives [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (Loss) on Derivative Instruments	698	565
Foreign Exchange Contract [Member] | Free standing derivatives (economic hedges) [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (Loss) on Derivative Instruments	70	103
Equity Contract [Member] | Customer accommodation trading and other free standing derivatives [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (Loss) on Derivative Instruments	769	441
Equity Contract [Member] | Free standing derivatives (economic hedges) [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (Loss) on Derivative Instruments	(5)	0
Commodity Contract [Member] | Customer accommodation trading and other free standing derivatives [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (Loss) on Derivative Instruments	124	65
Other Contract [Member] | Customer accommodation trading and other free standing derivatives [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (Loss) on Derivative Instruments	(5)	10
Credit Contract [Member] | Customer accommodation trading and other free standing derivatives [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (Loss) on Derivative Instruments	(200)	(710)
Credit Contract [Member] | Free standing derivatives (economic hedges) [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (Loss) on Derivative Instruments	(18)	(174)
Interest Rate Contracts Recognized In Noninterest Income Other [Member] | Customer accommodation trading and other free standing derivatives [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (Loss) on Derivative Instruments	298	224
Interest Rate Contracts Recognized In Noninterest Income Other [Member] | Free standing derivatives (economic hedges) [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (Loss) on Derivative Instruments	(157)	(22)
Interest Rate Contracts Recognized In Noninterest Income Mortgage Banking [Member] | Customer accommodation trading and other free standing derivatives [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (Loss) on Derivative Instruments	3,594	3,305
Interest Rate Contracts Recognized In Noninterest Income Mortgage Banking [Member] | Free standing derivatives (economic hedges) [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (Loss) on Derivative Instruments	$ 246	$ 1,611